Plant and Equipment, net (Major Classes of Plant and Equipment) (Details) - USD ($) $ in Millions		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Property, Plant and Equipment [Line Items]
Plant and Equipment, at cost		$ 18,660.2	$ 17,998.5
Less: accumulated depreciation		10,400.5	9,761.2
Plant and equipment, net	[1]	8,259.7	8,237.3	$ 8,442.0
Land [Member]
Property, Plant and Equipment [Line Items]
Plant and Equipment, at cost		202.9	195.8
Building [Member]
Property, Plant and Equipment [Line Items]
Plant and Equipment, at cost		$ 918.6	882.6
Average useful life		30 years
Production Facility [Member]
Property, Plant and Equipment [Line Items]
Plant and Equipment, at cost		$ 12,391.9	11,925.3
Production Facility [Member] | Industrial Gases - Regional [Member]
Property, Plant and Equipment [Line Items]
Plant and Equipment, at cost	[2]	$ 12,372.1	11,904.3
Production Facility [Member] | Industrial Gases - Regional [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average useful life	[2]	10 years
Production Facility [Member] | Industrial Gases - Regional [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average useful life	[2]	20 years
Production Facility [Member] | Other [Member]
Property, Plant and Equipment [Line Items]
Plant and Equipment, at cost		$ 19.8	21.0
Production Facility [Member] | Other [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average useful life		5 years
Production Facility [Member] | Other [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average useful life		20 years
Distribution and Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and Equipment, at cost	[3]	$ 3,821.0	3,719.4
Distribution and Other Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average useful life	[3]	5 years
Distribution and Other Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average useful life	[3]	25 years
Distribution equipment | Cylinders [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average useful life		10 years
Distribution equipment | Cylinders [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average useful life		25 years
Distribution equipment | Tanks [Member]
Property, Plant and Equipment [Line Items]
Average useful life		20 years
Distribution equipment | Customer Stations [Member]
Property, Plant and Equipment [Line Items]
Average useful life		7 years 6 months
Distribution equipment | Tractors and Trailers [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Average useful life		5 years
Distribution equipment | Tractors and Trailers [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Average useful life		15 years
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Plant and Equipment, at cost		$ 1,325.8	$ 1,275.4

[1]	Long-lived assets include plant and equipment, net.
[2]	Depreciable lives of production facilities related to long-term customer supply contracts are matched to the contract lives.
[3]	The depreciable lives for various types of distribution equipment are 10 to 25 years for cylinders, depending on the nature and properties of the product; 20 years for tanks; 7.5 years for customer stations; and 5 to 15 years for tractors and trailers.